HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
HEDGING ACTIVITIES
HEDGING ACTIVITIES
Derivative financial instruments
The Group utilises derivative financial instruments to mitigate its exposure to certain market risks associated with its ongoing operations. The primary risks that it seeks to manage through the use of derivative financial instruments include currency exchange risk, commodity price risk and interest rate risk. All derivative financial instrument assets and liabilities are recorded at fair value on the consolidated statement of financial position. The Group does not use derivative financial instruments for trading or speculative purposes. At the inception of a hedge transaction the Group documents the relationship between the hedging instrument and the hedged item, as well as its risk management objective and strategy for undertaking the hedge transaction. This process includes linking the derivative financial instrument designated as a hedging instrument to the specific asset, liability, firm commitment or forecasted transaction. Both at the hedge inception and on an ongoing basis, the Group assesses and documents whether the derivative financial instrument used in the hedging transaction is highly effective in offsetting changes in fair value or cash flow of the hedged item. Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised, or no longer qualifies for hedge accounting. At that time, any cumulative gain or loss on the hedging instrument recognised in equity is retained in equity until the forecasted transaction occurs. If the hedged transaction is no longer expected to occur, the net cumulative gain or loss recognised in equity is transferred to the income statement.
While certain derivative financial instruments are designated as hedging instruments, the Group also enters into derivative financial instruments that are designed to hedge a risk but are not designated as hedging instruments (referred to as an economic hedge or a non-designated hedge). The decision regarding whether or not to designate a hedge for hedge accounting is made by management considering the size, purpose and tenure of the hedge, as well as the anticipated ability to achieve and maintain a highly effective hedging relationship under IAS 39. For the periods presented, the Group has not designated its commodity hedges as they typically contain non-financial risk components that are not always contractually specified, and therefore often would not be eligible for designation under IAS 39. With the adoption of IFRS 9 ‘Financial Instruments’ on 1 January 2018 and the increased flexibility offered with respect to hedge designation, the Group is evaluating its options to designate more commodity hedges in the future, dependent upon management’s assessment and materiality of the arrangements at inception. Refer to Note 24 Other Significant Accounting Policies for further details.
The Group is exposed to counterparty credit risk on all of its derivative financial instruments. It has established and maintained strict counterparty credit guidelines and enters into hedges only with financial institutions that are investment grade or better. It continuously monitors counterparty credit risk and utilises numerous counterparties to minimise its exposure to potential defaults. It does not require collateral under these agreements.
The following table summarises the fair value of the assets and liabilities related to derivative financial instruments and the respective line items in which they were recorded in the consolidated statement of financial position as at the dates presented. All derivative instruments are classified as Level 2 within the fair value hierarchy. Discussion of the Group’s other financial assets and liabilities is contained elsewhere in these financial statements. Refer to Note 8 for trade accounts receivable, Note 13 for trade and other payables, Note 12 for borrowings and Note 18 for amounts receivable and payable with related parties.

		31 December 2017	31 December 2016
Hedging Instrument	Location – Statement of Financial Position	€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative assets	1	34
Foreign currency contracts	Current derivative assets	12	15
	Total	13	49
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative assets	1	1
Foreign currency contracts	Current derivative assets	—	3
Commodity contracts	Current derivative assets	8	5
	Total	9	9
Total Assets		22	58
Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Non-current derivative liabilities	93	—
Foreign currency contracts	Current derivative liabilities	—	3
	Total	93	3
Derivatives not designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	—	1
Commodity contracts	Current derivative liabilities	1	5
	Total	1	6
Total Liabilities		94	9

Cash flow hedges
The Group uses cash flow hedges to mitigate its exposure to changes in cash flows attributable to currency fluctuations associated with certain forecasted transactions, including purchases of raw materials, finished goods and services denominated in non-functional currencies, the receipt of interest and principal on intercompany loans denominated in non-functional currencies and the payment of interest and principal on debt issuances in non-functional currencies. Effective changes in the fair value of these cash flow hedging instruments are recognised as a component of other reserves on the consolidated statement of financial position. The effective changes are then recognised within the line item on the consolidated income statement that is consistent with the nature of the underlying hedged item in the period that the forecasted purchases or payments impact earnings. Any changes in the fair value of these cash flow hedges that are the result of ineffectiveness are recognised immediately in the line item on the consolidated income statement that is consistent with the nature of the underlying hedged item.
The net notional amount of outstanding cash flow hedges was €1.2 billion as at 31 December 2017 and 31 December 2016. Outstanding cash flow hedges as at 31 December 2017 are expected to settle and affect profit or loss between 2018 and 2021.
The Group recognised within other comprehensive income €116 million net losses, €44 million net gains and €9 million net losses for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively, related to changes in the fair values of outstanding cash flow hedges. The amount of ineffectiveness associated with these cash flow hedges was not material during any year presented within these financial statements.
The following table summarises the net of tax effect for cash flow hedges that settled for the periods presented within the consolidated income statement:

		Amount of gain (loss) reclassified from the hedging reserve into profit
		31 December 2017	31 December 2016	31 December 2015
Cash Flow Hedging Instruments	Location – Income Statements	€ million	€ million	€ million
Foreign currency contracts	Cost of sales	7	5	(13)
Foreign currency contracts	Selling and distribution expenses	—	(1)	(1)
Foreign currency contracts(A)	Non-operating items	(123)	49	(6)
	Total	(116)	53	(20)

(A)
The gain (loss) recognised on these currency contracts is offset by the gain (loss) recognised on the remeasurement of the underlying debt instruments; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.

Non-designated hedges
The Group periodically enters into derivative instruments that are designed to hedge various risks but are not designated as hedging instruments. These hedged risks include those related to commodity price fluctuations associated with forecasted purchases of aluminium, sugar, components of PET (plastic) and vehicle fuel. At times, it also enters into other short-term non-designated hedges to mitigate its exposure to changes in cash flows attributable to currency fluctuations associated with short-term intercompany loans and certain cash equivalents denominated in non-functional currencies. Changes in the fair value of outstanding non-designated hedges are recognised each reporting period in the line item on the consolidated income statement that is consistent with the nature of the hedged risk.
The net notional amount of outstanding non-designated commodity hedges was €132 million and €123 million as at 31 December 2017 and 31 December 2016, respectively. Outstanding commodity hedges as at 31 December 2017 are expected to settle and affect profit or loss between 2018 and 2020.
The net notional amount of outstanding non-designated short-term foreign currency contracts associated with intercompany loans was €59 million and €265 million as at 31 December 2017 and 31 December 2016, respectively. Outstanding non-designated foreign currency hedges as at 31 December 2017 are expected to settle and affect profit or loss during 2018.
The following table summarises the gains (losses) recognised from non-designated derivative financial instruments on the consolidated income statement for the years presented:

		31 December 2017	31 December 2016	31 December 2015
Non-designated Hedging Instruments	Location – Income Statements	€ million	€ million	€ million
Commodity contracts	Cost of sales	20	8	(19)
Commodity contracts	Selling and distribution expenses	(2)	10	(15)
Foreign currency contracts(A)	Non-operating items	13	17	(4)
	Total	31	35	(38)

(A)
The gain (loss) recognised on these currency contracts is offset by the gain (loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.

Net investment hedges
Prior to the Merger, the Group entered into foreign currency forwards, options and foreign currency denominated borrowings designated as net investment hedges of its foreign subsidiaries. Changes in the fair value of these hedges resulting from currency exchange rate changes are recognised as a component of other reserves on the consolidated statement of financial position to offset the change in the carrying value of the net investment being hedged. Any changes in the fair value of these hedges that are the result of ineffectiveness are recognised immediately in operating profit on the consolidated income statement. All outstanding net investment hedges were settled prior to the Merger. Although the Group had no net investment hedges in place as at 31 December 2017 or 31 December 2016, it continues to monitor its exposure to currency exchange rates and may enter into future net investment hedges as a result of volatility in the functional currencies of certain of its subsidiaries.
The Group recognised within other comprehensive income €44 million in net losses and €88 million in net gains for the years ended 31 December 2016 and 31 December 2015, respectively, related to net investment hedges. As a result of US tax law changes in 2017, the Group recognised a deferred tax benefit of €27 million in other reserves related to the deferred gain on net investment hedges. Refer to Note 19 for further details. The amount of ineffectiveness associated with these net investment hedging instruments was not material for each year presented within these financial statements.